COMMITMENTS	12 Months Ended
Feb. 29, 2012
COMMITMENTS
COMMITMENTS

14. COMMITMENTS

        Future minimum operating lease payments as at February 29, 2012 per fiscal year are as follows:

2013	$1,983
2014	$1,849
2015	$1,715
2016	$1,678
Thereafter	$1,002

$8,227

Royalty Commitments

        Under the research and development agreements of Axerra Networks Ltd., a subsidiary of DragonWave, the Company received and accrued participation payments from the Office of the Chief Scientist ["OCS"] of the Ministry of Industry and Trade in Israel in the amount of $902 in the year ended February 29, 2012 [year ended February 28, 2011 – $390]. DragonWave is required to pay royalties at the rate of 3% – 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the OCS grants, bearing interest at the rate of LIBOR. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

        During the fiscal year the Company adjusted the contingent royalty liability based on a change in estimate. A corresponding gain of $1,850 was made to recognize the change in estimate in the consolidated statement of operations and comprehensive income (loss) in the year ended February 29, 2012. The fair value represents the discounted, most probable obligation to the Company. After consideration of the liability currently recognized in the consolidated balance sheet of $1,711, the Company has a maximum potential obligation of an additional $13,938.